Income taxes (Income tax losses carried forward) (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 1,542,137,000	$ 1,447,529,000
Unused tax loss carry forward	1,827,706,000	$ 1,760,518,000
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	702,000
United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	710,245,000
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	1,116,759,000
Unused tax expiry 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	15,543,000
Unused tax expiry 2026 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2026 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2026 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	15,543,000
Unused tax expiry 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	295,000
Unused tax expiry 2027 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2027 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2027 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	295,000
Unused tax expiry 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	120,000
Unused tax expiry 2028 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2028 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2028 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	120,000
Unused tax expiry 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	13,440,000
Unused tax expiry 2029 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	47,000
Unused tax expiry 2029 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2029 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	13,393,000
Unused tax expiry 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	2,145,000
Unused tax expiry 2030 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2030 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2030 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	2,145,000
Unused tax expiry 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	65,781,000
Unused tax expiry 2031 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2031 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	23,100,000
Unused tax expiry 2031 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	42,681,000
Unused tax expiry 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	25,151,000
Unused tax expiry 2032 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	272,000
Unused tax expiry 2032 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	24,879,000
Unused tax expiry 2032 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	38,240,000
Unused tax expiry 2033 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2033 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	38,240,000
Unused tax expiry 2033 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	22,224,000
Unused tax expiry 2034 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2034 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	17,748,000
Unused tax expiry 2034 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	4,476,000
Unused tax expiry 2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	15,514,000
Unused tax expiry 2035 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2035 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	8,089,000
Unused tax expiry 2035 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	7,425,000
Unused tax expiry 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	55,324,000
Unused tax expiry 2036 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2036 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	49,475,000
Unused tax expiry 2036 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	5,849,000
Unused tax expiry 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	40,150,000
Unused tax expiry 2037 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	27,000
Unused tax expiry 2037 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	37,059,000
Unused tax expiry 2037 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	3,064,000
Unused tax expiry 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	328,000
Unused tax expiry 2038 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2038 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2038 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	328,000
Unused tax expiry 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	209,000
Unused tax expiry 2039 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	66,000
Unused tax expiry 2039 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2039 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	143,000
Unused tax expiry 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	409,000
Unused tax expiry 2040 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	37,000
Unused tax expiry 2040 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2040 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	372,000
Unused tax expiry 2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	243,000
Unused tax expiry 2041 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	77,000
Unused tax expiry 2041 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2041 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	166,000
Unused tax expiry 2042 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	49,000
Unused tax expiry 2042 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	49,000
Unused tax expiry 2042 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2042 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2043 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	71,000
Unused tax expiry 2043 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	71,000
Unused tax expiry 2043 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2043 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2044 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	56,000
Unused tax expiry 2044 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	56,000
Unused tax expiry 2044 [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2044 [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry no expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	1,532,414,000
Unused tax expiry no expiry [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry no expiry [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	511,655,000
Unused tax expiry no expiry [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	$ 1,020,759,000